INCOME TAX (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2016	$ (1,102,492)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(174,921)
Net deferred tax, With OCI effects	831
Net deferred tax, Eliminations	(19,061)
Net deferred tax, Reclassifications	4,059
Net deferred tax at December 31, 2017	(1,291,584)
Deferred tax asset [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2016	757,874
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(167,907)
Net deferred tax, With OCI effects	15,021
Net deferred tax, Eliminations	(3,122)
Net deferred tax, Reclassifications	999
Net deferred tax at December 31, 2017	602,865
Deferred tax liability [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2016	(1,860,366)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(7,014)
Net deferred tax, With OCI effects	(14,190)
Net deferred tax, Eliminations	(15,939)
Net deferred tax, Reclassifications	3,060
Net deferred tax at December 31, 2017	$ (1,894,449)